Risks (Details)	Jun. 30, 2020 USD ($)
Risks (Textual)
Deposited with a bank	$ 4,900,000
Insured amount	250,000
Cash deposit [Member]
Risks (Textual)
Deposited with a bank	4,900,000
Mainland China [Member]
Risks (Textual)
Deposited with a bank	400,000
Insured amount	70,770
Mainland China [Member] | RMB [Member]
Risks (Textual)
Insured amount	$ 500,000